Semiannual Report


High Yield
Fund

-----------------
November 30, 1997
-----------------

[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------
High Yield Fund


 .    High-yield bonds continued to perform well during the six months ended
     November 30, buoyed by strong economic growth.

 .    New issuance of high-yield bonds headed for an annual record, but demand from individuals and institutions remained robust.

 .    The fund's six-month return compared favorably with the First Boston High
     Yield Index and the Lipper average of similar funds.

 .    We participated in the improving outlook for the telecommunications industry, which is the fund's largest sector exposure.

 .    While the overall environment and fundamentals should support further solid returns for high-yield bonds, we do not expect a repeat of this year's strong performance.

Fellow Shareholders


Continuing to take its cue from the robust economy, the high-yield bond market turned in another strong performance for the six months ended November 30. October's sharp tumble in global stock markets temporarily interrupted the flow of positive results, but the high-yield market's quick recovery attested to its impressive resilience.


Market Environment


High-yield bonds continued to be buoyed by the economy's momentum. With inflation remaining subdued and prospects of another tightening by the Federal Reserve diminishing, interest rates retraced their first-half rise. Like high-quality bonds, high-yield bonds benefited from falling rates. Unlike their high-quality counterparts, however, high-yield bond returns were further enhanced by strong economic growth.


The high-yield picture dimmed only in October, when financial market turmoil spread from Southeast Asia, where it began last July, to virtually all other stock markets. Since a healthy equity market is always important to high-yield issuers, high-yield bonds faltered as stocks plunged. As is usually the case in such circumstances, the lower-quality tiers -- previously the best performers in 1997 -- were hit hardest. Nevertheless, there was a positive side to the correction, in our view, because the yield differential between high- and low-quality bonds widened for a while, improving some valuations that had seemed excessive and providing some buying opportunities.

                           [BAR GRAPH APPEARS HERE]


NEW HIGH-YIELD BOND ISSUES

              Foreign Companies     Total Companies
Nov-90                     0.00                1.40
Nov-91                     0.02               10.00
Nov-92                     0.64               46.00
Nov-93                     2.90               69.10
Nov-94                     5.29               43.00
Nov-95                     7.52               47.30
Nov-96                     7.88               73.60
Nov-97                    15.88              119.40

Source: Chase Securities, Inc.

The high-yield market's supply-and-demand fundamentals remained healthy. The volume of new issues coming to market is likely to set a calendar year record, despite October's slowdown. A striking aspect of this supply is the rising participation of foreign corporations, which in recent years has accounted for 12% to 16% of total volume. (The chart on page 1 shows the total number of annual issues in this decade and the percent represented by foreign companies.) On the domestic front, telecommunications companies dominated issuance in the second half. Fortunately, the demand side of the equation was strong, as high-yield bonds continue to become accepted as a mainstream asset class by individuals and a wide variety of institutional investors.


PERFORMANCE AND STRATEGY REVIEW


Your fund performed well in both absolute and relative terms during the six and 12 months ended November 30. Returns of 7.67% and 14.21% for the respective periods exceeded both the First Boston benchmark index and the average return of competitor funds.

----------------------
Performance Comparison
----------------------



Periods Ended 11/30/97             6 Months   12 Months
--------------------------------------------------------
High Yield Fund                        7.67%      14.21%
First Boston High Yield Index          6.87       13.79
Lipper High Yield Funds Average        7.47       13.23



The fund's performance edge reflected our lighter concentration in lower-quality credits. In particular, we held a lower percentage of foreign issues than the overall high-yield marketplace and many competitor funds. This posture restrained your fund's comparative returns earlier in the year, when lower-quality issues were the performance leaders, but was beneficial during the October correction.

Our strategy during recent months was to position the fund somewhat more aggressively while tightening risk-control measures. Of the two major areas of opportunity during the period, foreign and telecommunications bonds, we focused on the latter. As shown in the table following this letter, the fund's exposure to this sector rose from 7% to 12% of net assets -- still below the sector's market weighting of almost 14%. After languishing during the first quarter, telecommunications became the best-performing sector of the market during the second half of the year. Drawing as always on the rigorous research of our internal credit analysts, we are more constructive about the prospects for this sector, particularly the competitive local exchange carriers, such as Intermedia Communications and NEXTLINK Communications. These companies are borrowing heavily to lay fiber optic lines across the country to challenge the Baby Bells in the local telephone markets. As part of our risk-control strategy, we spread this exposure over approximately two dozen different companies.

-----------------------
QUALITY DIVERSIFICATION
-----------------------
[PIE GRAPH APPEARS HERE]


B                                               74%
Nonrated (Convertibles; Equities)                8%
AAA, AA, A, BBB                                  6%
CCC                                              6%
BB                                               5%
CC and Below                                     1%

Apart from increasing our telecommunications exposure, we made no notable sector shifts during the past six months. The fund's assets remain well diversified among approximately two dozen industries. Our largest holdings remained equally well diversified, as you can see in the Twenty-Five Largest Holdings table on page 6. The largest holding -- U.S. Treasury bonds -- is new to the list. We purchased these long-term bonds in November, because it seemed a prudent move until the extent of the uncertainty overseas became apparent. Treasuries also benefited from their "safe haven" status, providing robust returns during the period.


OUTLOOK

After weighing the positives and potential negatives, our view of the high-yield market is fairly positive. Valuations have improved, demand is strong, and corporate consolidation trends continue to boost the prices of many high-yield issues. Most important, U.S. economic growth seems likely to remain solid, and a slightly slower pace should not trigger credit problems. We have some concerns, however. The overall credit quality of new high-yield bond issues has gradually deteriorated, and we are becoming ever more selective. The growing overseas component of our market also makes it potentially more volatile, in our opinion.

All in all, we expect further good returns on high-yield bonds in the coming months but would be surprised to see a repeat of the price appreciation evident through most of 1997. We intend to exercise caution in selecting new holdings and vigilance over risk. Shareholders should keep in mind that the market for noninvestment-grade bonds, like the stock market, can experience sharp changes in psychology that are hard to predict, so high-yield bonds should be part of a well-diversified portfolio.


Respectfully submitted,

/s/ Mark J. Vaselkiv

Mark J. Vaselkiv
Chairman of the Investment Advisory Committee

December 19, 1997

T. Rowe Price High Yield Fund
-------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------


KEY STATISTICS

                                                 5/31/97        11/30/97
-------------------------------------------------------------------------
Price Per Share                                $    8.43          $8.69
 .........................................................................

Dividends Per Share
 .........................................................................
     For 6 months                                   0.37           0.38
     ....................................................................
     For 12 months                                  0.75           0.75
     ....................................................................

Dividend Yield *
 .........................................................................
     For 6 months                                   9.16%          8.93%
     ....................................................................
     For 12 months                                  9.50           9.25
     ....................................................................

Weighted Average Maturity (years)                    8.7           10.0
 .........................................................................

Weighted Average Effective Duration (years)          3.9            4.5
 .........................................................................

Weighted Average Quality **                           B+              B
 .........................................................................

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

**   Based on T. Rowe Price research.

T. Rowe Price High Yield Fund
-------------------------------------------------------------------------

Portfolio Highlights


TWENTY-FIVE LARGEST HOLDINGS

                                                              Percent of
                                                              Net Assets
                                                               11/30/97
-------------------------------------------------------------------------
U.S. Treasury Bonds                                                 1.9%
 .........................................................................
Cablevision Systems                                                 1.5
 .........................................................................
Coinmach                                                            1.5
 .........................................................................
Ocwen                                                               1.4
 .........................................................................
Keebler                                                             1.4
-------------------------------------------------------------------------

Allied Waste                                                        1.4
 .........................................................................
Nextel Communications                                               1.2
 .........................................................................
Communication & Power Industries                                    1.2
 .........................................................................
DecisionOne                                                         1.1
 .........................................................................
Sterling Chemicals                                                  1.1
-------------------------------------------------------------------------

Doane Products                                                      1.1
 .........................................................................
Galaxy Telecom                                                      1.1
 .........................................................................
Frontiervision                                                      1.0
 .........................................................................
Herff Jones                                                         1.0
 .........................................................................
Kelley Oil & Gas                                                    1.0
-------------------------------------------------------------------------

Courtyard by Marriott II                                            1.0
 .........................................................................
Plastic Containers                                                  1.0
 .........................................................................
Protection One Alarm                                                1.0
 .........................................................................
Maxxam Group Holdings                                               1.0
 .........................................................................
American Builders & Contractors Supply                              1.0
-------------------------------------------------------------------------

Celestica International                                             1.0
 .........................................................................
Riverwood International                                             1.0
 .........................................................................
Benedek Broadcasting                                                1.0
 .........................................................................
Metronet Communications                                             0.9
 .........................................................................
Pricellular Wireless                                                0.9
-------------------------------------------------------------------------
Total                                                              28.7%

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

--------------------
Portfolio HIGHLIGHTS
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
                                                        Percent of   Percent of
                                                        Net Assets   Net Assets
                                                           5/31/97     11/30/97
--------------------------------------------------------------------------------
Telecommunications                                              7%          12%
 ................................................................................
Service                                                         6            8
 ................................................................................
Consumer Products                                               6            8
 ................................................................................
Cable Operators                                                 7            7
 ................................................................................
Financial                                                       5            6
 ................................................................................
Energy                                                          4            5
 ................................................................................
Food and Tobacco                                                3            4
 ................................................................................
Electronic Components                                           2            4
 ................................................................................
Broadcasting                                                    4            4
 ................................................................................
Aerospace and Defense                                           5            4
 ................................................................................
Short-Term                                                      3            4
 ................................................................................
Transportation                                                  2            3
 ................................................................................
Gaming                                                          3            3
 ................................................................................
Manufacturing                                                   3            3
 ................................................................................
Specialty Chemicals                                             2            3
 ................................................................................
Building Products                                               4            3
 ................................................................................
Entertainment and Leisure                                       3            2
 ................................................................................
U.S. Treasury Securities                                        -            2
 ................................................................................
Textiles and Apparel                                            3            2
 ................................................................................
Container                                                       2            2
 ................................................................................
Supermarkets                                                    2            2
 ................................................................................
All Other                                                      21            9
 ................................................................................
Other Assets Less Liabilities                                   3            -
--------------------------------------------------------------------------------
Total                                                         100%         100%


T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

----------------------
Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

                           [LINE GRAPH APPEARS HERE]
HIGH YIELD FUND
--------------------------------------------------------------------------------
As of 11/30/97

Date                High Yield Fund                First Boston High Yield Index
----                ---------------                -----------------------------
11/30/87                 10,000                                10,000
11/88                    11,838                                11,571
11/89                    11,887                                11,743
11/90                    10,406                                10,892
11/91                    13,575                                15,619
11/92                    15,454                                18,148
11/93                    18,847                                21,552
11/94                    17,571                                21,384
11/95                    20,150                                25,049
11/96                    22,520                                27,973
11/97                    25,719                                31,830

------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/97                        1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
High Yield Fund                               14.21%   13.54%   10.72%     9.91%
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                              6 Months       Year                        3 Months+++       Year
                                 Ended      Ended                              Ended      Ended
                              11/30/97    5/31/97    5/31/96    5/31/95      5/31/94    2/28/94    2/28/93
NET ASSET VALUE
Beginning of period          $    8.43   $   8.13   $   8.16   $   8.37     $   9.15   $   8.58   $   8.23
                             ...............................................................................
Investment activities
 Net investment income            0.38       0.75       0.73       0.75         0.18       0.81       0.82
 Net realized and
 unrealized gain (loss)           0.26       0.30      (0.02)     (0.20)       (0.78)      0.57       0.35
                             ...............................................................................
 Total from
 investment activities            0.64       1.05       0.71       0.55        (0.60)      1.38       1.17
                             ...............................................................................
Distributions
 Net investment income           (0.38)     (0.75)     (0.74)     (0.76)       (0.18)     (0.81)     (0.82)
                             ...............................................................................
NET ASSET VALUE
End of period                $    8.69   $   8.43   $   8.13   $   8.16     $   8.37   $   9.15   $   8.58
                             -------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return                      7.67%     13.49%      9.06%      7.09%      (6.52)%     16.59%     14.96%
 .............................................................................................................
Ratio of expenses to
average net assets                0.80%+     0.84%      0.85%      0.88%       0.85%+      0.85%      0.89%
 .............................................................................................................
Ratio of net investment
income to average
net assets                        8.94%+     9.15%      8.89%      9.27%       8.37%+      8.99%      9.85%
 .............................................................................................................
Portfolio turnover rate           71.3%     111.3%     100.1%      74.2%       62.5%+     107.0%     104.4%
 .............................................................................................................
Net assets, end of period
(in millions)                $   1,528   $  1,401   $  1,229   $  1,208     $  1,241   $  1,624   $  1,404
 .............................................................................................................

+    Annualized.
+++  The fund's fiscal year-end was changed to May 31.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1997

-----------------------
Statement of Net Assets                                      Par/Shares    Value
--------------------------------------------------------------------------------
                                                               In thousands


CORPORATE BONDS AND NOTES  84.8%
Advertising 1.1%
ITT Promedia CVA, Sr. Sub. Notes, (DEM)
        9.125%, 9/15/07                                         $11,000  $ 6,370
 ................................................................................
ITT Publimedia B.V., Sr. Sub. Notes, 9.375%, 9/15/07              5,000    5,225
 ................................................................................
Outdoor Communications, Sr. Sub. Notes, 9.25%, 8/15/07            5,000    5,025
 ................................................................................
                                                                          16,620
                                                                         .......

Aerospace and Defense 3.6%
Burke Industries, Sr. Notes, (144a), 10.00%, 8/15/07              5,500    5,692
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
        12.00%, 8/1/05                                           15,750   17,601
 ................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                           10,625   10,891
 ................................................................................
L 3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07               9,300   10,044
 ................................................................................
Stellex Industries, Sr. Sub. Notes, (144a), 9.50%, 11/1/07        8,675    8,664
 ................................................................................
United Defense Industries, Sr. Sub. Notes, (144a)
        8.75%, 11/15/07                                           2,250    2,222
 ................................................................................
                                                                          55,114
                                                                         .......
Automobiles and Related 1.3%
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                      6,000    5,880
 ................................................................................
Venture Holdings Trust
   Sr. Sub. Notes, (144A), 9.50%, 7/1/05                         10,000   10,000
   .............................................................................
   Sr. Sub. Notes, 9.75%, 4/1/04                                  3,650    3,559
 ................................................................................
                                                                          19,439
                                                                         .......
Beverages 0.1%
Dr Pepper Bottling, Sr. Disc. Notes, STEP
        Zero Coupon, 2/15/03                                      1,750    1,807
 ................................................................................
                                                                           1,807
                                                                         .......
Broadcasting 1.9%
Azteca Holdings, Sr. Secured Notes, (144a), 11.00%, 6/15/02       2,800    2,870
 ................................................................................
Benedek Broadcasting, Sr. Notes, 11.875%, 3/1/05                 12,900   14,448
 ................................................................................
Muzak, Gtd. Sr. Notes, 10.00%, 10/1/03                            7,475    7,849
 ................................................................................
TV Azteca, Gtd. Sr. Notes, 10.50%, 2/15/07                        3,750    3,900
 ................................................................................
                                                                          29,067
                                                                         .......
Building Products 2.6%
American Builders & Contractors Supply, Sr. Sub. Notes
        10.625%, 5/15/07                                         14,275   14,846
 ................................................................................
Falcon Building Products, Sr. Sub. Disc. Notes, STEP
        Zero Coupon, 6/15/07                                      6,500    4,192
 ................................................................................

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                           Par/Shares    Value
--------------------------------------------------------------------------------
                                                            In thousands
Maxxam Group Holdings
    Sr. Notes, 11.25%, 8/1/03                                 $ 5,500  $ 5,844
    ............................................................................
    Sr. Secured Notes, 12.00%, 8/1/03                           8,500    9,180
 ................................................................................
Werner Holdings, Sr. Sub. Notes, (144a), 10.00%, 11/15/07       4,800    4,872
 ................................................................................
                                                                        38,934
                                                                       .........
Cable Operators 5.0%
Comcast UK Cable, Sr. Sub. Disc. Deb., STEP
        Zero Coupon, 11/15/07                                  12,550   10,008
 ................................................................................
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06               11,400   12,369
 ................................................................................
Frontiervision Operating Partners
   Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 9/15/07                                    5,000    3,469
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
        11.00%, 11/15/05                                       12,000   12,960
 ................................................................................
Galaxy Telecom, Sr. Sub. Notes, 12.375%, 10/1/05               14,750   15,967
 ................................................................................
Northland Cable Television, Sr. Sub. Notes, (144a)
        10.25%, 11/15/07                                       12,000   12,315
 ................................................................................
TeleWest PLC
        Sr. Deb., 9.625%, 10/1/06                               2,275    2,355
        ........................................................................
        Sr. Disc. Deb., STEP, Zero Coupon, 10/1/07              5,000    3,812
 ................................................................................
UIH Australia Pacific, Sr. Disc. Notes, STEP
        Zero Coupon, 5/15/06                                    4,940    3,211
 ................................................................................
                                                                        76,466
                                                                       .........
Conglomerates 0.7%
ICF Kaiser International, Sr. Notes, 13.00%, 12/31/03           9,100   10,238
 ................................................................................
                                                                        10,238
                                                                       .........
Consumer Products 7.8%
American Safety Razor, Sr. Notes, 9.875%, 8/1/05               12,000   12,840
 ................................................................................
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07                  6,600    6,930
 ................................................................................
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                       8,900   10,124
 ................................................................................
CLN Holdings, Sr. Secured 2nd Priority Disc. Notes
        Zero Coupon, 5/15/01                                  15,125    9,604
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                    15,000   16,050
 ................................................................................
Hedstrom Holdings
   Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 6/1/09                                    4,050    2,430
        ........................................................................
   Sr. Sub. Notes, (144a), 10.00%, 6/1/07                      6,600    6,616
 ................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                  14,575   15,814
 ................................................................................

11

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                                In thousands

Holmes Products, Gtd. Notes, (144a), 9.875%, 11/15/07        $  5,000  $  5,038
 ................................................................................
PM Holdings, Sub. Disc. Notes, STEP, Zero Coupon, 9/1/05       14,500    11,691
 ................................................................................
Revlon Consumer Products, Sr. Sub. Notes
    10.50%, 2/15/03                                             6,250     6,594
 ................................................................................
Revlon Worldwide, Sr. Secured Disc. Notes
    Zero Coupon, 3/15/01                                       10,000     6,925
 ................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07             8,275     8,523
 ................................................................................
                                                                        119,179
                                                                       .........
Container 1.5%

Bway, Sr. Sub. Notes, (144a), 10.25%, 4/15/07                   7,000     7,647
 ................................................................................
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06        14,795    15,683
 ................................................................................
                                                                         23,330
                                                                       .........
Electronic Components 3.9%

Celestica International, Gtd. Sr. Sub. Notes, 10.50%,
    12/31/06                                                   13,825    14,724
 ................................................................................
Details, Sr. Sub. Notes, (144a), 10.00%, 11/15/05               5,000     5,063
 ................................................................................
Details Holdings, Sr. Disc. Notes, (144a), STEP
    Zero Coupon, 11/15/07                                       4,750     2,719
 ................................................................................
DII Group, Sr. Sub. Notes, (144a), 8.50%, 9/15/07              11,800    11,652
 ................................................................................
Fairchild Semiconductor
    Sr. Sub. Notes, 10.125%, 3/15/07                            6,000     6,270
    ............................................................................
    Sub. Notes, PIK, (144a), 11.74%, 3/14/08                    6,352     6,249
 ................................................................................
Viasystems, Sr. Sub. Notes, (144a), 9.75%, 6/1/07              12,000    12,420
 ................................................................................
                                                                         59,097
                                                                       .........
Energy 4.6%

Bellwether Exploration, Sr. Sub. Notes, 10.875%, 4/1/07         8,900     9,701
 ................................................................................
Benton Oil & Gas
 ................................................................................
    Sr. Notes, (144A), 9.375%, 11/1/07                          3,000     3,038
    ............................................................................
    Sr. Notes, 11.625%, 5/1/03                                  2,420     2,668
 ................................................................................
Energy Corporation of America, Sr. Sub. Notes, 9.50%, 5/15/07   9,075     9,030
 ................................................................................
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06                  6,850     7,329
 ................................................................................
Kelley Oil & Gas, Sr. Sub. Notes, 10.375%, 10/15/06            14,975    15,799
 ................................................................................
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06              12,185    13,099
 ................................................................................
Rutherford Moran Oil, Sr. Sub. Notes, (144a), 10.75%, 10/1/04   9,300     9,532
 ................................................................................
                                                                         70,196
                                                                       .........
Entertainment and Leisure 1.9%

Hollywood Theaters, Sr. Sub. Notes, 10.625%, 8/1/07             5,800     6,162
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
    Zero Coupon, 6/15/05                                       12,100    12,856
 ................................................................................

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                               In thousands

United Artists Theatre Circuit, PTC, 9.30%, 7/1/15          $  10,521  $ 10,521
 ................................................................................
                                                                         29,539
                                                                       .........
Financial 4.2%

B.F. Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02            12,000    12,840
 ................................................................................
Bank Plus, Sr. Notes, 12.00%, 7/18/07                           1,250     1,400
 ................................................................................
Bank United, Trust Pfd. Securities, 10.25%, 12/31/26            7,500     7,687
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                        2,200     2,481
 ................................................................................
Mego Mortgage
    Sr. Sub. Notes, 12.50%, 12/1/01                             2,000     1,970
    ............................................................................
    Sr. Sub. Notes, (144a), 12.50%, 12/1/01                     1,000       985
 ................................................................................
ML Capital Trust, Gtd. Notes, 9.875%, 3/1/27                    3,650     4,117
 ................................................................................
Ocwen Capital Trust I, 10.875%, 8/1/27                          6,400     6,848
 ................................................................................
Ocwen Financial, Sr. Notes, 11.875%, 10/1/03                    9,800    10,976
 ................................................................................
Resource America, Sr. Notes, (144a), 12.00%, 8/1/04            10,000    10,275
 ................................................................................
Superior National Insurance Group
    Gtd. Trust Pfd. Securities, 10.75%, 12/1/17                 4,625     4,671
 ................................................................................
                                                                         64,250
                                                                       .........
Food and Tobacco 4.1%

Ameriserve Food, Sr. Sub. Notes, (144a), 10.125%, 7/15/07      12,275    12,766
 ................................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04             11,725    12,282
 ................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                        19,000    21,375
 ................................................................................
Mrs. Fields Original, Gtd. Sr. Notes, (144a), 10.125%,
    12/1/04                                                     5,000     5,025
 ................................................................................
Southern Foods Group, Sr. Sub. Notes, (144a), 9.875%, 9/1/07   10,500    10,920
 ................................................................................
                                                                         62,368
                                                                       .........
Gaming 2.8%

Casino America, Sr. Notes, 12.50%, 8/1/03                       4,750     5,148
 ................................................................................
Eldorado Resorts, Sr. Sub. Notes, 10.50%, 8/15/06               6,000     6,480
 ................................................................................
Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03                  5,100     5,419
 ................................................................................
Horseshoe Gaming, Sr. Sub. Notes, 9.375%, 6/15/07               4,250     4,388
 ................................................................................
Majestic Star Casino, Sr. Secured Notes, 12.75%, 5/15/03       10,000    10,700
 ................................................................................
Rio Hotel & Casino, Sr. Sub. Notes, 10.625%, 7/15/05            9,570    10,383
 ................................................................................
                                                                         42,518
                                                                       .........
Health Care 1.3%

Kinetic Concepts, Sr. Sub. Notes, (144a), 9.625%, 11/1/07       5,850     5,864
 ................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                  7,150     7,901
 ................................................................................
Paragon Health Network, Sr. Sub. Disc. Notes, (144a), STEP
    Zero Coupon, 11/1/07                                        9,500     5,795
 ................................................................................
                                                                         19,560
                                                                       .........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                               In thousands
Lodging 1.4%
Courtyard by Marriott II, Sr. Secured Notes
    10.75%, 2/1/08                                          $  14,550  $ 15,768
 ................................................................................
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03                      4,850     5,008
 ................................................................................
                                                                         20,776
                                                                       .........
Manufacturing 2.5%
AMTROL, Sr. Sub. Notes, 10.625%, 12/31/06                       6,625     6,758
 ................................................................................
Axiohm, Sr. Sub. Notes, (144a), 9.75%, 10/1/07                  4,125     4,166
 ................................................................................
Hawk, Sr. Notes, 10.25%, 12/1/03                                8,450     8,936
 ................................................................................
HCC Industries, Sr. Sub. Notes, (144a), 10.75%, 5/15/07        11,000    11,440
 ................................................................................
International Wire, Sr. Sub. Notes, (144a), 11.75%, 6/1/05      6,725     7,330
 ................................................................................
                                                                         38,630
                                                                       .........
Metals and Mining 1.3%
AEI Holding, Sr. Notes, (144a), 10.00%, 11/15/07                8,675     8,805
 ................................................................................
Earle M. Jorgensen, Sr. Notes, 10.75%, 3/1/00                   2,500     2,581
 ................................................................................
Haynes International, Sr. Notes, 11.625%, 9/1/04                8,000     9,160
 ................................................................................
                                                                         20,546
                                                                       .........
Paper and Paper Products 1.4%
Repap New Brunswick, Sr. Notes, 10.625%, 4/15/05                6,750     6,547
 ................................................................................
Riverwood International
    Sr. Notes, 10.625%, 8/1/07                                  4,800     4,968
    ............................................................................
    Sr. Sub. Notes, 10.875%, 4/1/08                             9,750     9,555
 ................................................................................
                                                                         21,070
                                                                       .........
Printing and Publishing 1.3%
Sun Media
    Sr. Sub. Notes
       9.50%, 2/15/07                                           7,500     7,969
       .........................................................................
       9.50%, 5/15/07                                           4,500     4,792
 ................................................................................
Transwestern Holdings, Sr. Disc. Notes, (144a), STEP
    Zero Coupon, 11/15/08                                       6,450     3,709
 ................................................................................
Transwestern Publishing, Sr. Sub. Notes, (144a)
    9.625%, 11/15/07                                            3,900     3,959
 ................................................................................
                                                                         20,429
                                                                       .........
Restaurants 0.3%
Krystal, Sr. Notes, (144a), 10.25%, 10/1/07                     5,000     5,050
 ................................................................................
                                                                          5,050
                                                                       .........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------



                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                                  In thousands
Retail 0.7%

Safelite Glass, Sr. Sub. Notes, (144a)
9.875%, 12/15/06                                        $      10,000 $  10,925
 ................................................................................
                                                                         10,925
                                                                      ..........
Service 7.9%

Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06                   8,625     9,401
 ................................................................................
Allied Waste Industries, Sr. Disc. Notes, STEP
        Zero Coupon, 6/1/07                                    17,000    11,688
 ................................................................................
Ballys Total Fitness, Sr. Sub. Notes, (144a), 9.875%,
  10/15/07                                                      8,500     8,415
 ................................................................................
Coinmach
     Sr. Notes, (144a), 11.75%, 11/15/05                        3,000     3,293
     ...........................................................................
     Sr. Sub. Notes, 11.75%, 11/15/05                          17,775    19,641
 ................................................................................
DecisionOne, Sr. Sub. Notes, 9.75%, 8/1/07                      9,175     9,404
 ................................................................................
DecisionOne Holdings, Units
     (Each Unit consists of a $1,000 par
     Sr. Disc. Deb., STEP, Zero Coupon, 8/1/08,
     and 1 Warrant)                                            11,825     7,745
 ................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05          9,000     9,495
 ................................................................................
International Logistics, Sr. Notes, (144a), 9.75%, 10/15/07     4,050     3,979
 ................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06              12,005    12,605
 ................................................................................
Loomis Fargo & Company, Sr. Sub. Notes, 10.00%, 1/15/04         6,000     6,150
 ................................................................................
Protection One Alarm, Gtd. Sr. Disc. Notes, STEP
        Zero Coupon, 6/30/05                                   11,900    13,031
 ................................................................................
Town Sports International, Sr. Notes, (144a), 9.75%, 10/15/04   5,500     5,459
 ................................................................................
                                                                        120,306
                                                                      ..........
Specialty Chemicals 2.6%

Huntsman, Sr. Sub. Notes, (144a), VR, 9.094%, 7/1/07            7,000     7,210
 ................................................................................
Koppers Industry, Sr. Sub. Notes, (144a), 9.875%, 12/1/07       4,300     4,365
 ................................................................................
Sovereign Specialty Chemicals, Sr. Sub. Notes, (144a)
        9.50%, 8/1/07                                          11,000    11,302
 ................................................................................
Sterling Chemicals
     Sr. Secured Disc. Notes, STEP
        Zero Coupon, 8/15/08                                   14,800     9,842
        ........................................................................
Sr. Sub. Notes, 11.25%, 4/1/07                                  6,700     7,102
 ................................................................................
                                                                         39,821
                                                                      ..........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------



                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                                  In thousands
Supermarkets 1.5%

Community Distributors, Sr. Notes, (144a)
        10.25%, 10/15/04                                $       3,800 $   3,876
 ................................................................................
Pathmark Stores, Sub. Notes, 11.625%, 6/15/02                   9,500     9,642
 ................................................................................
The Pantry, Sr. Sub. Notes, (144a), 10.25%, 10/15/07            9,500     9,405
 ................................................................................
                                                                         22,923
                                                                      ..........
Telecommunications 10.5%

American Communications Services, Sr. Disc. Notes, STEP
        Zero Coupon, 11/1/05                                    4,750     3,539
 ................................................................................
Call-Net Enterprises, Sr. Disc. Notes, STEP
        Zero Coupon, 8/15/07                                    3,000     1,995
 ................................................................................
Clearnet Communications, Sr. Disc. Notes, STEP
        Zero Coupon, 12/15/05                                   5,250     3,938
 ................................................................................
Colt Telecom Group
     Sr. Notes, (DEM), 8.875%, 11/30/07                         7,000     3,969
     ...........................................................................
     Units
     (Each Unit consists of a $1,000 par
     Sr. Disc. Note, STEP, Zero Coupon, 12/15/06,
     and 1 Warrant)                                            12,300     9,287
 ................................................................................
Globalstar, Sr. Notes, 11.375%, 2/15/04                         6,650     6,700
 ................................................................................
Hyperion Telecommunications, Sr. Secured Notes
        12.25%, 9/1/04                                          3,850     4,158
 ................................................................................
Intermedia Communications of Florida
     Sr. Disc. Notes, STEP
        Zero Coupon, 5/15/06                                    4,300     3,332
        ........................................................................
        Zero Coupon, 7/15/07                                    7,750     5,309
 ................................................................................
Mcleod, Sr. Notes, (144a), 9.25%, 7/15/07                       6,650     6,783
 ................................................................................
Metronet Communications
     Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 11/1/07                                    8,500     4,930
        ........................................................................
     Units
     (Each Unit consists of a $1,000 par
     Sr. Note, (144a), 12.00%, 8/15/07, and 1 Warrant)          8,250     9,323
 ................................................................................
MGC Communications, Units
     (Each Unit consists of a $1,000 par
     Secured Note, (144a), 13.00%, 10/1/04,
     and 1 Warrant)                                             7,000     6,965
 ................................................................................

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------



                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                                  In thousands
Netia Holdings B.V.

     Gtd. Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 11/1/07                            $       2,900 $   1,638
        ........................................................................
     Gtd. Sr. Notes, (144a), 10.25%, 11/1/07                    4,750     4,501
 ................................................................................
Nextel Communications
     Sr. Disc. Notes, STEP, Zero Coupon, 8/15/04                4,900     4,226
     ...........................................................................
     Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 9/15/07                                    6,500     3,949
        ........................................................................
        Zero Coupon, 10/31/07                                  11,850     6,843
NEXTLINK Communications
     Sr. Notes
        9.625%, 10/1/07                                         4,125     4,166
        ........................................................................
        12.50%, 4/15/06                                         5,000     5,675
 ................................................................................
Omnipoint, Sr. Notes, 11.625%, 8/15/06                          4,850     5,141
 ................................................................................
Page America Group, PIK, 15.00%, 6/30/98 +                      9,800     8,036
 ................................................................................
Price Communications Wireless, Sr. Sub. Notes, (144a)
        11.75%, 7/15/07                                         1,950     2,101
 ................................................................................
Pricellular Wireless, Sr. Notes, 10.75%, 11/1/04               13,000    14,105
 ................................................................................
Primus Telecommunications Group, Sr. Notes, 11.75%, 8/1/04      4,250     4,526
 ................................................................................
Qwest Communications International
     Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 10/15/07                                   8,075     5,208
 ................................................................................
RCN
     Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 10/15/07                                   6,750     3,966
        ........................................................................
     Sr. Notes, (144a), 10.00%, 10/15/07                        3,250     3,258
 ................................................................................
RSL Communications, Gtd. Sr. Notes, 12.25%, 11/15/06            3,000     3,308
 ................................................................................
Sprint Spectrum, Sr. Notes, 11.00%, 8/15/06                     4,800     5,400
 ................................................................................
Telegroup, Sr. Disc. Notes, (144a), STEP
        Zero Coupon, 11/1/04                                    3,000     2,220
 ................................................................................
Vialog, Units
     (Each Unit consists of a $1,000 par
     Sr. Note, 12.75%, 11/15/01, and 1 Warrant)                 2,425     2,480
 ................................................................................
                                                                        160,975
                                                                      ..........
Textiles and Apparel 1.6%

Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07                     1,650     1,697
 ................................................................................
Delta Mills, Sr. Notes, (144a), 9.625%, 9/1/07                 10,000    10,125
 ................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                        6,175     6,391
 ................................................................................

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------



                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                                  In thousands
Glenoit, Sr. Sub. Notes, (144a), 11.00%, 4/15/07        $       5,700 $   6,099
 ................................................................................
Plaid Clothing Group, Sr. Sub. Notes, 11.00%, 8/1/03 *          8,650        11
 ................................................................................
                                                                         24,323
                                                                      ..........
Transportation 3.4%

Chemical Leaman, Sr. Notes, (144a), 10.375%, 6/15/05            5,500     5,720
 ................................................................................
Clark Materials Handling, Sr. Notes, 10.75%, 11/15/06           4,000     4,220
 ................................................................................
Global Ocean Carriers, Sr. Notes, (144a), 10.25%, 7/15/07      10,425     9,956
 ................................................................................
Greyhound Lines, Sr. Notes, 11.50%, 4/15/07                     6,750     7,324
 ................................................................................
Sea Containers Ltd., Sr. Sub. Deb., 12.50%, 12/1/04             6,013     6,794
 ................................................................................
Stena AB, Sr. Notes, 8.75%, 6/15/07                             7,000     7,035
 ................................................................................
TravelCenters of America, Sr. Sub. Notes, 10.25%, 4/1/07       10,750    11,207
 ................................................................................
                                                                         52,256
                                                                      ..........
Total Corporate Bonds and Notes (Cost $1,263,067)                     1,295,752
                                                                      ..........
EQUITY AND CONVERTIBLE SECURITIES  8.3%

Automobiles and Related 0.0%

Hayes Wheels International, Warrants, 7/1/03 *                     18       204
 ................................................................................
                                                                            204
                                                                      ..........
Beverages 0.8%

Dr Pepper Bottling Holdings, Common Stock, (Class A) *+@          547    12,298
 ................................................................................
                                                                         12,298
                                                                      ..........
Broadcasting 1.8%

American Radio Systems, PIK, Exch. Pfd. Stock                      76     9,159
 ................................................................................
Capstar Broadcasting Partners, PIK, Sr. Exch. Pfd. Stock           67     7,538
 ................................................................................
Chancellor Media, PIK, Exch. Pfd. Stock                            50     5,909
 ................................................................................
Spanish Broadcasting System
     PIK, Sr. Exch. Pfd. Stock                                      3     3,392
     ...........................................................................
     Warrants, 6/30/99 *                                            3       705
 ................................................................................
                                                                         26,703
                                                                      ..........
Building and Real Estate 0.1%

Camden Property Trust, REIT, Common Stock                          50     1,634
 ................................................................................
                                                                          1,634
                                                                      ..........
Cable Operators 1.5%

Cablevision Systems, PIK, Pfd. Stock
     (Series H)                                                    33     3,914
     ...........................................................................
     (Series M)                                                   167    19,049
 ................................................................................

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                    Par/Shares            Value
--------------------------------------------------------------------------------
                                                            In thousands
Peachtree Cable Associates Ltd., Common Stock *+@   $         10    $       170
 ................................................................................
Wireless One, Warrants, 10/19/00 *                            19              5
 ...............................................................................
                                                                         23,138
                                                                    ...........
Conglomerates 0.0%
ICF Kaiser International, Warrants, 12/31/99*                 64             64
 ................................................................................
                                                                             64
                                                                    ............
Consumer Products 0.0%
Hedstrom Holdings, Common Stock*                             246            246
 ................................................................................
                                                                            246
                                                                    ............
Energy 0.3%
Clark USA, PIK, Cum. Sr. Exch. Pfd. Stock, (144a) *           48          4,987
 ................................................................................
                                                                          4,987
                                                                    ............
Financial 1.7%
Bay View Capital Trust, Common Stock                          50          1,669
 ................................................................................
Chevy Chase Preferred Capital, Non-Cum. Exch. Pfd. Stock     124          6,440
 ................................................................................
Criimi Mae, REIT, Cum. Conv. Pfd. Stock                      145          4,921
 ................................................................................
Imperial Credit Commercial Mortgage Investment
Common Stock *                                               353          5,537
 ................................................................................
Leasing Solutions, Conv. Sub. Notes, 6.875%, 10/1/03       3,000          2,946
 ................................................................................
Ocwen Asset Investment, REIT, Common Stock                   200          3,619
 ................................................................................
                                                                         25,132
                                                                    ............
Gaming 0.0%
Becker Gaming, Warrants, 11/15/00 *+@                        425            106
 ................................................................................
Hollywood Casino, Common Stock, (Class A) *                   93            228
 ................................................................................
President Casinos, Warrants, (144a), 9/30/99 *+@             214             54
 ................................................................................
                                                                            388
                                                                    ............
Health Care 0.0%
Wright Medical Technology, Warrants, 6/30/03 *+@              38            381
 ................................................................................
                                                                            381
                                                                    ............
Manufacturing 0.1%
Tokheim, Common Stock *                                      100          1,881
 ................................................................................
                                                                          1,881
                                                                    ............
Retail 0.0%
Lamonts Apparel, Common Stock *                              250             --
 ................................................................................
                                                                             --
                                                                    ............
Service 0.4%
Efficient Market Services, Conv. Pfd. Stock *++++@           364          4,000
 ................................................................................
Protection One, Common Stock                                 200          2,319
 ................................................................................
                                                                          6,319
                                                                    ............

T. Rowe Price High Yield FundS
--------------------------------------------------------------------------------


                                                   Par/Shares             Value
--------------------------------------------------------------------------------
                                                             In thousands

Telecommunications 1.3%
American Communications Services
   PIK, Jr. Red. Pfd. Stock *                          $      39    $     3,763
   .............................................................................
   Warrants, 11/1/05 *                                        12          1,020
 ................................................................................
Clearnet Communications, Warrants, 9/15/05 *                  57            342
 ................................................................................
Globalstar, Warrants, (144a), 2/15/04 *                        7            798
 ................................................................................
Hyperion Telecommunications
   PIK, Sr. Exch. Red. Pfd. Stock, (144a) *                   32          3,079
 ................................................................................
Intermedia Communications of Florida
   PIK,Exch. Pfd. Stock                                       43          5,067
   .............................................................................
   Warrants, 6/1/00 *                                          2            134
 ................................................................................
Microcell Telecommunications
   Conditional Warrants, (144a), 6/15/06 *                    33             --
 ................................................................................
   Unconditional Warrants, (144a), 6/15/06 *                  33            697
 ................................................................................
Nextel Communications
   Common Stock *                                             12            308
   .............................................................................
   PIK, Exch. Pfd. Stock                                      25          2,786
 ................................................................................
Page America Group
   Common Stock *++++@                                     1,109            129
   .............................................................................
   Conv. Pfd. Stock, (Series I) *++++@                        20            248
   .............................................................................
   Warrants *++++@                                           711             --
 ................................................................................
Powertel, Warrants, 2/1/06 *                                  64            480
 ................................................................................
Primus Telecommunications Group, Warrants, 8/1/04 *            4             42
 ................................................................................
RSL Commincations, Warrants, (144a), 11/15/06 *                3            261
 ................................................................................
                                                                         19,154
                                                                    ............
Textiles and Apparel 0.3%
Anvil Holdings, PIK, Sr. Exch. Pfd. Stock, (Series B) *      156          3,747
 ................................................................................
                                                                          3,747
                                                                    ............
Total Equity and Convertible Securities (Cost $110,320)                 126,276
                                                                    ............
U.S. GOVERNMENT OBLIGATIONS  1.9%
U.S. Treasury Obligations 1.9%
U.S. Treasury Bonds, 6.00%, 2/15/26                       30,000         29,527
 ................................................................................
Total U.S. Government Obligations (Cost $29,166)                         29,527
                                                                    ............

20
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T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                    Par/Shares            Value
--------------------------------------------------------------------------------
                                                            In thousands
   ASSET-BACKED SECURITIES  0.9%
   Airlines 0.9%
   Airplane Pass Through Trust, 10.875%, 3/15/19    $   11,955     $     13,449
   .............................................................................
   Total Asset-Backed Securities (Cost $12,040)                          13,449
                                                                   .............
   MONEY MARKET FUNDS  3.7%
   Reserve Investment Fund, 5.71% #                     55,832           55,832
   .............................................................................
   Total Money Market Funds (Cost $55,832)                               55,832
                                                                   .............
Total Investments in Securities
99.6% of Net Assets (Cost $1,470,425)                              $  1,520,836

Other Assets Less Liabilities                                             6,706
 ................................................................................

NET ASSETS                                                         $  1,527,542
                                                                   -------------
Net Assets Consist of:
Accumulated net investment income - net of distributions           $      2,757
Accumulated net realized gain/loss - net of distributions              (198,070)
Net unrealized gain (loss)                                               50,411
Paid-in-capital applicable to 175,720,826 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized      1,672,444
                                                                   .............
NET ASSETS                                                         $  1,527,542
                                                                   -------------
NET ASSET VALUE PER SHARE                                          $       8.69
                                                                   -------------

+    Private Placement
*    Non-income producing
++   Security valued by the Fund's Board of Directors
@    Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 1.1% of net assets.
#    Seven-day yield
DEM  German deutschemark
PIK  Payment-in-Kind
PTC  Pass-through Certificate
REIT Real Estate Investment Trust
STEP Stepped Coupon Bond for which the interest rate will adjust on specified future dates.
VR   Variable Rate
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 25.1% of net assets.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                        6 Months
                                                           Ended
                                                        11/30/97
Investment Income
Interest and dividend income                            $ 72,967
                                                        .........
Expenses
Investment management                                      4,675
Shareholder servicing                                      1,095
Prospectus and shareholder reports                            98
Custody and accounting                                        92
Registration                                                  20
Legal and audit                                               18
Directors                                                      9
Miscellaneous                                                  7
                                                        .........
Total expenses                                             6,014
                                                        .........
Net investment income                                     66,953
                                                        .........
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities                                                26,115
Foreign currency transactions                                 12
                                                        .........
Net realized gain (loss)                                  26,127
Change in net unrealized gain or loss on securities       17,575
                                                        .........
Net realized and unrealized gain (loss)                   43,702
                                                        .........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                  $110,655
                                                        --------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                        6 Months           Year
                                                           Ended          Ended
                                                        11/30/97        5/31/97
Increase (Decrease) in Net Assets
Operations
 Net investment income                               $    66,953   $    119,566
 Net realized gain (loss)                                 26,127         (4,192)
 Change in net unrealized gain or loss                    17,575         49,415
                                                     ...........................
 Increase (decrease) in net assets from operations       110,655        164,789
                                                     ...........................
Distributions to shareholders
 Net investment income                                   (65,658)      (119,015)
                                                     ...........................
Capital share transactions*
 Shares sold                                             158,658        273,226
 Distributions reinvested                                 53,322         95,950
 Shares redeemed                                        (130,800)      (242,907)
 Redemption fees received                                     46            152
                                                     ...........................
 Increase (decrease) in net assets from capital
 share transactions                                       81,226        126,421
                                                     ...........................
Net Assets
Increase (decrease) during period                        126,223        172,195
Beginning of period                                    1,401,319      1,229,124
                                                     ...........................

End of period                                        $ 1,527,542   $  1,401,319
                                                     ---------------------------
*Share information
   Shares sold                                            18,392         33,021
   Distributions reinvested                                6,157         11,597
   Shares redeemed                                       (15,087)       (29,450)
                                                     ...........................
   Increase (decrease) in shares outstanding               9,462         15,168



The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 1997


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company and commenced operations on December 31, 1984.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities originally issued with maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields.

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------



Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums on high-yield debt securities, other than PIK and STEP bonds, are recognized upon disposition of the security as gain or loss for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes. Original issue discounts, and all premiums and discounts on PIK and STEP bonds, are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 1997, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $1,084,858,000 and $1,013,427,000, respec-

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------



tively, for the six months ended November 30, 1997. Purchases of U.S. government securities aggregated $29,165,000 for the six months ended November 30, 1997.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $231,406,000, of which $83,409,000 expires in 1998, $40,436,000 in 1999, and $107,561,000 thereafter through 2005. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At November 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,470,425,000, and net unrealized gain aggregated $50,411,000, of which $74,439,000 related to appreciated investments and $24,028,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $784,000 was payable at November 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At November 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------



invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $651,000 for the six months ended November 30, 1997, of which $134,000 was payable at period-end.

Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, T. Rowe Price, and, in the case of T. Rowe Price Spectrum International, Rowe Price-Fleming International. Spectrum Income Fund held approximately 23.3% of the outstanding shares of the High Yield Fund at November 30, 1997. For the six months then ended, the fund was allocated $415,000 of Spectrum expenses, $52,000 of which was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1997, totaled $744,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


        Investment Services And Information


        KNOWLEDGEABLE SERVICE REPRESENTATIVES

        By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

        In Person  Available in T. Rowe Price Investor Centers.


        ACCOUNT SERVICES

        Checking  Available on most fixed income funds ($500 minimum).

        Automatic Investing  From your bank account or paycheck.

        Automatic Withdrawal  Scheduled, automatic redemptions.

        Distribution Options  Reinvest all, some, or none of your distributions.

        Automated 24-Hour Services  Including Tele*Access(R) and
        T. Rowe Price OnLine.


        DISCOUNT BROKERAGE*

        Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


        INVESTMENT INFORMATION

        Combined Statement  Overview of your T. Rowe Price accounts.

        Shareholder Reports Fund managers' reviews of their strategies and results.

        T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

        Performance Update  Quarterly review of all T. Rowe Price fund results.

        Insights Educational reports on investment strategies and financial markets.

        Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

        *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
 ...............................

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications*
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology
Small-Cap Stock***
Small-Cap Value**
Spectrum Growth
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ...............................

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

 ...............................

International/Global
Emerging Markets Bond
Global Government Bond
International Bond

MONEY MARKET FUNDS
 ...............................

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ...............................

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ...............................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


  * Formerly the closed-end New Age Media Fund; converted to open-end status on 7/28/97.
 ** Closed to new investors.
*** Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,    Investor Centers:
current balance, or to conduct         101 East Lombard St.
transactions, 24 hours, 7 days         Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free               T. Rowe Price
                                       Financial Center
For assistance                         10090 Red Run Blvd.
with your existing                     Owings Mills, MD 21117
fund account, call:
Shareholder Service Center             Farragut Square
1-800-225-5132 toll free               900 17th Street, N.W.
410-625-6500 Baltimore area            Washington, D.C. 20006

To open a Discount Brokerage           ARCO Tower
account or obtain information,         31st Floor
call:   1-800-638-5660 toll free       515 South Flower St.
                                       Los Angeles, CA 90071
Internet address:
www.troweprice.com                     4200 West Cypress St.
                                       10th Floor
T. Rowe Price Associates               Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price High Yield Fund(R).





[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.  F57-051 11/30/97